Share-based payment arrangements (Details 3) - Share appreciation rights (cash-settled) [Member]		12 Months Ended
		Dec. 31, 2025 ₩ / shares $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 ₩ / shares $ / shares	Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Fair value of option		$ 2.19	$ 2.19
Share price | (per share)		$ 410,136	0.41	$ 643,735
Exercise price		$ 2.6	$ 2.6
Risk- free interest rate (based on government bonds)		3.67%	3.67%
Volatility	[1]	53.50%	53.50%

[1]	Volatility has been based on an evaluation of the historical volatility of other companies’ share price, which are listed in NASDAQ, particularly over the historical period commensurate with prior one year.